Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 130,947
2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,804
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,205
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	17,386
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,295
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,657
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 82,600